Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.23%
Communication services: 14.28%
Entertainment: 3.36%
Netflix, Inc.†	224,976	$21,060,003
Spotify Technology SA†	25,150	11,230,733
		32,290,736
Interactive media & services: 10.92%
Alphabet, Inc. Class A	189,962	73,097,378
Meta Platforms, Inc. Class A	51,944	31,785,053
		104,882,431
Consumer discretionary: 13.01%
Broadline retail: 8.40%
Amazon.com, Inc.†	247,796	65,680,807
MercadoLibre, Inc.†	8,368	15,000,728
		80,681,535
Hotels, restaurants & leisure: 4.61%
Booking Holdings, Inc.	54,430	9,163,835
DoorDash, Inc. Class A†	101,191	17,065,862
Starbucks Corp.	171,833	18,099,170
		44,328,867
Financials: 6.62%
Capital markets: 1.24%
S&P Global, Inc.	27,597	11,900,654
Financial services: 4.06%
Mastercard, Inc. Class A	30,406	15,291,785
Visa, Inc. Class A	72,026	23,757,056
		39,048,841
Insurance: 1.32%
Progressive Corp.	62,948	12,670,174
Health care: 10.85%
Biotechnology: 2.77%
Alnylam Pharmaceuticals, Inc.†	28,589	8,848,010
argenx SE ADR†	22,746	17,781,003
		26,629,013
Health care equipment & supplies: 3.82%
Edwards Lifesciences Corp.†	239,506	19,998,751
Intuitive Surgical, Inc.†	17,233	7,885,993
Medline, Inc. Class A†	197,392	8,778,022
		36,662,766
Health care providers & services: 2.50%
McKesson Corp.	29,414	23,978,293
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 1

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Pharmaceuticals: 1.76%
AstraZeneca PLC	90,415	$16,941,059
Industrials: 14.36%
Aerospace & defense: 4.27%
General Electric Co.	84,852	24,601,141
Howmet Aerospace, Inc.	67,505	16,406,415
		41,007,556
Building products: 2.65%
Johnson Controls International PLC	174,711	25,513,047
Construction & engineering: 5.10%
EMCOR Group, Inc.	23,562	21,009,528
Quanta Services, Inc.	38,509	28,025,695
		49,035,223
Electrical equipment: 2.34%
Vertiv Holdings Co. Class A	68,391	22,465,760
Information technology: 39.11%
Communications equipment: 4.61%
Arista Networks, Inc.†	166,330	28,726,854
Motorola Solutions, Inc.	35,540	15,603,126
		44,329,980
IT services: 0.89%
Snowflake, Inc.†	62,532	8,533,742
Semiconductors & semiconductor equipment: 16.70%
Broadcom, Inc.	147,260	61,470,742
NVIDIA Corp.	495,982	98,983,128
		160,453,870
Software: 10.64%
Cadence Design Systems, Inc.†	39,777	13,110,101
Microsoft Corp.	184,211	75,117,562
Oracle Corp.	86,442	13,950,874
		102,178,537
Technology hardware, storage & peripherals: 6.27%
Apple, Inc.	221,993	60,237,801
Total common stocks (Cost $387,566,544)		943,769,885
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Growth Fund

Portfolio of investments—April 30, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.86%
Investment companies: 1.86%
Allspring Government Money Market Fund Select Class♠∞		3.60%	17,908,154	$17,908,154
Total short-term investments (Cost $17,908,154)				17,908,154
Total investments in securities (Cost $405,474,698)	100.09%			961,678,039
Other assets and liabilities, net	(0.09)			(850,936)
Total net assets	100.00%			$960,827,103

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,403,096	$132,044,764	$(122,539,706)	$0	$0	$17,908,154	17,908,154	$282,230
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 3

Notes to portfolio of investments—April 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$137,173,167	$0	$0	$137,173,167
Consumer discretionary	125,010,402	0	0	125,010,402
Financials	63,619,669	0	0	63,619,669
Health care	104,211,131	0	0	104,211,131
Industrials	138,021,586	0	0	138,021,586
Information technology	375,733,930	0	0	375,733,930
Short-term investments
Investment companies	17,908,154	0	0	17,908,154
Total assets	$961,678,039	$0	$0	$961,678,039
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
4 | Allspring Large Cap Growth Fund